SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Accounts Receivable	$ 20,159,165	$ 18,340,348
Allowance for credit losses	(10,957,920)	(11,582,186)
Accounts Receivable, net	9,201,245	6,758,162
Accounts Receivable - related parties	14,617,746	16,032,134
Allowance for credit losses	(14,526,375)	(15,680,662)
Accounts Receivable - related parties, net	$ 91,371	$ 351,472